FAIR VALUE MEASUREMENTS (Details) - Needham Bank 401(k) Plan - USD ($)	Dec. 31, 2025	Dec. 31, 2024
FAIR VALUE MEASUREMENTS
Total investments at fair value	$ 65,862,176	$ 55,770,982
Mutual funds
FAIR VALUE MEASUREMENTS
Total investments at fair value	12,225,708	9,910,111
Collective investment trusts
FAIR VALUE MEASUREMENTS
Total investments at fair value	33,875,824	27,984,130
Pooled separate accounts
FAIR VALUE MEASUREMENTS
Total investments at fair value	7,300,690	6,008,358
Self-directed brokerage accounts
FAIR VALUE MEASUREMENTS
Total investments at fair value	567,911	432,770
Common stock
FAIR VALUE MEASUREMENTS
Total investments at fair value	11,892,043	11,435,613
Level 1
FAIR VALUE MEASUREMENTS
Total investments at fair value	24,685,662	21,778,494
Level 1 | Mutual funds
FAIR VALUE MEASUREMENTS
Total investments at fair value	12,225,708	9,910,111
Level 1 | Self-directed brokerage accounts
FAIR VALUE MEASUREMENTS
Total investments at fair value	567,911	432,770
Level 1 | Common stock
FAIR VALUE MEASUREMENTS
Total investments at fair value	11,892,043	11,435,613
Level 2
FAIR VALUE MEASUREMENTS
Total investments at fair value	41,176,514	33,992,488
Level 2 | Collective investment trusts
FAIR VALUE MEASUREMENTS
Total investments at fair value	33,875,824	27,984,130
Level 2 | Pooled separate accounts
FAIR VALUE MEASUREMENTS
Total investments at fair value	$ 7,300,690	$ 6,008,358